SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Share-based Payment Arrangements
SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT

The following table depicts the number of Options granted apart from the Company’s various acquisitions (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
Balance September 30, 2024	28,807

SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes formula which was also used to determine the Company’s share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	September 30, 2024	September 30, 2023
Share price	$4.31 to $5.72	$1.25 to $1.67
Expected volatility (weighted-average)	73% to 95%	108%
Expected life (weighted-average)	4.13 to 10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.24 - 4.26%	3.62 - 3.73%

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	September 30, 2024		December 31, 2023
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	21,943	$0.92	21,746	$0.87
Granted	75	4.87	1,675	1.28
Forfeited/ Expired	(74)	1.43	(312)	1.41
Exercised	(6,282)	0.59	(1,166)	0.36
Outstanding at end of period	15,662	$1.06	21,943	$0.92
Exercisable at end of period	11,820	0.91	15,566	0.72

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan.

Restricted Share Units
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(2,068)
Balance at, December 31, 2023	27,609
Granted	14,583
Vested and Issued	(13,896)
Forfeited	(1,199)
Balance at, September 30, 2024	27,097

SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the Condensed Consolidated Statement of Loss and Comprehensive Loss.

	For the Period Ended
	September 30, 2024			September 30, 2023
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
COGS – Agent Stock Based Compensation	-	23,763	23,763	-	10,512	10,512
Marketing Expenses – Agent Stock Based Compensation	301	6,836	7,137	2,033	3,917	5,950
Marketing Expenses – FTE Stock Based Compensation	2	9	11	5	30	35
Research and Development – FTE Stock Based Compensation	20	621	641	68	125	193
General and Administrative – FTE Stock Based Compensation	1,448	4,797	6,245	1,166	1,124	2,290
Total Stock Based Compensation	1,771	36,026	37,797	3,272	15,708	18,980